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                                                File No. 33-42897


               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                        AMENDMENT NO. 10

                               TO

                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2


       THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 20
                      (Exact Name of Trust)

                      NIKE SECURITIES L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)


          NIKE SECURITIES L.P.     CHAPMAN AND CUTLER
          Attn:  James A. Bowen    Attn:  Eric F. Fess
          1001 Warrenville Road    111 West Monroe Street
          Lisle, Illinois  60532   Chicago, Illinois  60603


        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:____:    immediately upon filing pursuant to paragraph (b)
:__X_:    January 31, 2002
:____:    60 days after filing pursuant to paragraph (a)
:____:    on (date) pursuant to paragraph (a) of rule (485 or
486)
              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The purpose of the Amendment

                          The signatures


                  THE PURPOSE OF THE AMENDMENT

     The   purpose   of  this  amendment  is  to  terminate   the
declaration made pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940, as amended, because Units of The First Trust Special Situations Trust, Series 20 are no longer being offered for sale in the secondary market. A final Rule 24f-2 Notice with respect to such series has been filed concurrently with this filing.


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                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, The First Trust Special Situations Trust, Series 20, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on January 31, 2002.

                         THE FIRST TRUST SPECIAL SITUATIONS
                           TRUST, SERIES 20
                                    (Registrant)
                         By  NIKE SECURITIES L.P.
                                    (Depositor)


                         By  Robert M. Porcellino
                             Senior Vice President

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     Pursuant to the requirements of the Securities Act of  1933, this Amendment to the Registration Statement has been signed below by the following person in the capacity and on the date indicated:

       NAME                 TITLE*                 DATE

David J. Allen              Director           )
                            of Nike Securities )
                            Corporation, the   )   January 31, 2002
                            General Partner of )
                            Nike Securities L.P.)
                                             )
Judith M. Van Kampen        Director           )
                            of Nike Securities )   Robert M. Porcellino
                            Corporation, the   )   Attorney-in-Fact**
                            General Partner of )
                            Nike Securities L.P.)

Karla M. Van Kampen-Pierre  Director          )
                            of Nike Securities )
                            Corporation, the   )
                            General Partner of )
                            Nike Securities L.P.)

David G. Wisen              Director           )
                            of Nike Securities )
                            Corporation, the   )
                            General Partner of )
                            Nike Securities L.P.)


       * The title of the person named herein represents his capacity in and relationship to Nike Securities L.P., Depositor.

       ** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of FT 597 (File No. 333-76518) and the same is hereby incorporated herein by this reference.


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